ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8%
	CONTAINERS & PACKAGING - 2.3%
55,000	Graphic Packaging Holding Company	$ 1,158,850

	HEALTH CARE REIT - 0.0%(a)
1,000	Global Medical REIT, Inc.	6,930

	HOTEL REIT - 0.4%
12,500	Host Hotels & Resorts, Inc.	192,000

	INDUSTRIAL REIT - 0.3%
10,000	Plymouth Industrial REIT, Inc.	160,600

	INSURANCE - 0.0%(a)
1,000	Genworth Financial, Inc., Class A(b)	7,780

	LEISURE FACILITIES & SERVICES - 0.5%
25,000	Bally's Corporation(b)	239,500

	METALS & MINING - 3.4%
410,000	Champion Iron Ltd.	1,107,693
25,000	Labrador Iron Ore Royalty Corporation	520,883
		1,628,576
	MORTGAGE FINANCE - 0.8%
30,000	Chimera Investment Corporation	416,100

	MULTI ASSET CLASS REIT - 0.6%
45,000	Armada Hoffler Properties, Inc.	309,150

	OFFICE REIT - 2.9%
70,000	American Assets Trust, Inc.	1,382,500

	OIL & GAS PRODUCERS - 0.2%
1,000	Phillips 66	119,300

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 29.8% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 2.2%
50,000	AMREP Corporation(b)	$ 1,046,500
10,000	Nam Tai Property, Inc.(b)	42,000
		1,088,500
	RETAIL REIT - 9.1%
112,674	Alpine Income Property Trust, Inc.	1,657,434
30,000	CBL & Associates Properties, Inc.	761,700
38,079	CTO Realty Growth, Inc.	657,244
30,000	Saul Centers, Inc.	1,024,200
30,000	Whitestone REIT	374,400
		4,474,978
	SELF-STORAGE REIT - 1.2%
50,000	Global Self Storage, Inc.	267,000
10,000	Smartstop Self Storage REIT, Inc.	362,300
		629,300
	SOFTWARE - 0.4%
10,000	Ingram Micro Holding Corporation	208,400

	SPECIALTY REITS - 0.2%
1,000	Lamar Advertising Company, Class A	121,360

	TRANSPORTATION & LOGISTICS - 5.3%
60,000	FLEX LNG Ltd.	1,318,800
1,000	Golar LNG Ltd.	41,190
50,000	Stolt-Nielsen Ltd.	1,270,047
		2,630,037

	TOTAL COMMON STOCKS (Cost $16,364,185)	14,773,861

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUND — 3.8%
	EQUITY - 3.8%
20,000	iShares U.S. Real Estate ETF (Cost $1,911,227)				$ 1,895,400

	PREFERRED STOCKS — 6.6%
	OIL & GAS PRODUCERS — 1.6%
35,400	NGL Energy Partners, L.P. - Series B				777,030

	SPECIALTY REIT — 5.0%
100,156	Gladstone Land Corporation - Series D				2,479,863

	TOTAL PREFERRED STOCKS (Cost $3,318,410)				3,256,893

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.3%
	AUTO LOAN — 0.3%
155,000	First Investors Auto Owner Trust 2022-2 Series 2A D(c)		8.7100	10/16/28	161,303

	CLO — 0.2%
100,000	TRTX 2021-FL4 Issuer Ltd. Series FL4 AS(c),(d)	TSFR1M + 1.514%	5.8280	03/15/38	100,038

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
37,319	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(e)		5.5390	03/25/37	29,857
37,080	MFA 2020-NQM2 Trust Series NQM2 A3(c),(e)		1.9470	04/25/65	35,973
185,180	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(d)	TSFR1M + 0.160%	4.7540	02/25/37	143,027
					208,857
	HOME EQUITY — 0.3%
167,328	Terwin Mortgage Trust 2004-7HE Series 7HE A3(c),(d)	TSFR1M + 1.400%	5.8340	07/25/34	163,237

	NON AGENCY CMBS — 21.4%
906,906	BAMLL Commercial Mortgage Securities Trust Series DKLX C(c),(d)	TSFR1M + 2.150%	6.4620	01/15/39	899,485

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.3% (Continued)
	NON AGENCY CMBS — 21.4% (Continued)
1,432,590	BX Commercial Mortgage Trust 2021-SOAR Series SOAR B(c),(d)	TSFR1M + 0.984%	5.2960	06/15/38	$ 1,433,237
100,828	BX Commercial Mortgage Trust 2021-VINO Series VINO B(c),(d)	TSFR1M + 0.967%	5.2790	05/15/38	100,863
968,828	BX Commercial Mortgage Trust 2021-VOLT Series VOLT B(c),(d)	TSFR1M + 1.064%	5.3760	09/15/36	965,287
1,810,000	BX Trust 2025-LUNR Series LUNR B(c),(d)	TSFR1M + 1.850%	6.1620	06/09/40	1,815,739
477,000	CFCRE Commercial Mortgage Trust 2016-C6 Series C6 C(e)		4.3040	11/10/49	424,313
115,000	Citigroup Commercial Mortgage Trust 2017-C4 Series C4 AS		3.7640	10/12/50	110,649
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(c),(e)		4.0000	03/10/46	59,571
115,000	COMM 2015-CCRE25 Mortgage Trust Series CR25 D(e)		3.9390	08/10/48	108,076
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(c)		2.8670	02/10/48	73,705
20,000	COMM 2015-LC23 Mortgage Trust Series LC23 C(e)		4.7030	10/10/48	19,238
150,000	COMM 2016-CR28 Mortgage Trust Series CR28 B(e)		4.7370	02/10/49	146,013
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(e)		4.7780	11/15/48	32,712
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(e)		3.9240	01/15/49	95,598
120,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 C(e)		5.0800	01/15/49	109,345
185,000	DBJPM 2016-C3 Mortgage Trust Series C3 B		3.2640	08/10/49	177,252
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(e)		4.3550	07/15/48	41,767
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(e)		4.3790	10/15/48	9,856
150,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series C2 AS		3.4840	06/15/49	140,158
145,000	JPMDB Commercial Mortgage Securities Trust 2017-C7 Series C7 B		3.9850	10/15/50	135,142
1,125,000	MHP 2021-STOR Series STOR A(c),(d)	TSFR1M + 0.814%	5.1260	07/15/38	1,125,242
3,598	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(e)		4.8610	10/15/46	3,423
450,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C28 C(e)		4.7520	01/15/49	405,716
1,652,322	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(e),(f)		1.9770	10/10/48	17,015
370,000	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 B		3.9330	10/10/48	355,178
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(e)		4.7860	10/15/51	208,355
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(e)		4.0410	05/15/48	72,798
300,000	Wells Fargo Commercial Mortgage Trust 2015-P2 Series P2 E(c),(e)		4.8130	12/15/48	275,282
711,150	Wells Fargo Commercial Mortgage Trust 2016-C33 Series C33 C		3.8960	03/15/59	682,980
100,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series C36 B(e)		3.6710	11/15/59	92,998
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	96,773
266,399	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(e)		4.2860	08/15/46	251,481
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(e)		4.2860	08/15/46	140,240
					10,625,487

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.3% (Continued)
	OTHER ABS — 2.7%
920,000	Coinstar Funding, LLC Series 2017-1 Series 2017-1A A2(c)		5.2160	04/25/47	$ 857,909
436,049	RAM 2024-1, LLC Series 1 A(c)		6.6690	02/15/39	437,367
					1,295,276

	TOTAL ASSET BACKED SECURITIES (Cost $12,302,477)				12,554,198

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
	CMBS — 0.2%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(e),(f)		2.6280	01/25/49	122,309

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
629,460	Government National Mortgage Association Series 2019-110 SE(d),(f)	TSFR1M + 5.986%	1.6680	09/20/49	83,310

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $197,192)				205,619

	CONVERTIBLE BONDS — 2.2%
	OIL & GAS PRODUCERS — 0.3%
160,000	Golar LNG Ltd.(c)		2.7500	12/15/30	164,600

	REAL ESTATE INVESTMENT TRUSTS — 1.9%
1,000,000	Braemar Hotels & Resorts, Inc.		4.5000	06/01/26	937,500

	TOTAL CONVERTIBLE BONDS (Cost $1,102,500)				1,102,100

	CORPORATE BONDS — 25.8%
	APPAREL & TEXTILE PRODUCTS — 1.7%
8,000,000	Boras V-tyget 1 A.B.(d)	STIB3M + 5.750%	8.0480	04/29/27	858,535

	GAS & WATER UTILITIES — 1.1%
588,000	Superior Plus, L.P. / Superior General Partner,(c)		4.5000	03/15/29	565,920

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 1.9%
1,000,000	Alta Equipment Group, Inc.(c)		9.0000	06/01/29	$ 933,447

	INSURANCE — 2.9%
1,700,000	Genworth Holdings, Inc.(e)	TSFR3M + 2.264%	6.5900	11/15/36	1,456,348

	INTERNET MEDIA & SERVICES — 1.7%
848,000	Getty Images, Inc.		11.2500	02/21/30	842,378

	METALS & MINING — 0.3%
149,000	Champion Iron Canada, Inc.(c)		7.8750	07/15/32	151,096

	OIL & GAS PRODUCERS — 1.5%
751,000	Summit Midstream Holdings, LLC(c)		8.6250	10/31/29	767,326

	OIL & GAS SERVICES & EQUIPMENT — 1.8%
850,000	Forum Energy Technologies, Inc.		10.5000	11/07/29	866,845

	REAL ESTATE OWNERS & DEVELOPERS — 4.1%
1,000,000	Five Point Operating Company, L.P. / Five Point(c),(g)		10.5000	01/15/28	1,018,069
1,000,000	Howard Hughes Corporation (The)(c)		5.3750	08/01/28	995,172
					2,013,241
	RETAIL - DISCRETIONARY — 0.6%
294,000	Kohl's Corporation(c)		10.0000	06/01/30	304,787

	SPECIALTY — 2.1%
1,000,000	Outfront Media Capital, LLC / Outfront Media(c)		5.0000	08/15/27	995,633

	SPECIALTY FINANCE — 2.0%
1,000,000	Arbor Realty SR, Inc.(c)		8.5000	10/15/27	992,084

	TELECOMMUNICATIONS — 1.3%
6,600,000	ASP Data Center A/S(c),(d)	NIBOR3M + 7.000%	11.6400	03/03/28	658,432

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8% (Continued)
	TRANSPORTATION & LOGISTICS — 2.8%
1,436,186	Hawaiian Airlines 2013-1 Class A Pass Through Series 2013-1A	3.9000	01/15/26	$ 1,409,304

	TOTAL CORPORATE BONDS (Cost $12,442,855)			12,815,376

	TERM LOANS — 2.3%
	LEISURE FACILITIES & SERVICES — 0.9%
485,000	Bally's Corporation(d)	7.7870	10/02/28	430,438

	SPECIALTY REIT — 1.4%
706,190	Lamar Media Corporation(d)	5.9270	02/08/27	706,853

	TOTAL TERM LOANS (Cost $1,125,349)			1,137,291

	U.S. GOVERNMENT & AGENCIES — 0.9%
	AGENCY MBS OTHER — 0.9%
273,838	Ginnie Mae II Pool MA8867	5.5000	05/20/53	273,278
183,347	Ginnie Mae II Pool MA9007	6.5000	07/20/53	186,975
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $459,982)			460,253

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 5.7%
MONEY MARKET FUND - 5.7%
2,832,288	First American Treasury Obligations Fund, Class X, 4.24% (Cost $2,832,288)(h)	$ 2,832,288

	TOTAL INVESTMENTS - 102.8% (Cost $52,056,465)	$ 51,033,279
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(1,395,778)
	NET ASSETS - 100.0%	$ 49,637,501

A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
NIBOR3M	- Norwegian Interbank Offered Rate 3 month
STIB3M	- Stockholm Interbank Offered Rate 3 month
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is $16,050,804 or 32.3% of net assets.
(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Variable rate security; the rate shown represents the rate on June 30, 2025.
(f)	Interest only securities.
(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2025.
(h)	Rate disclosed is the seven day effective yield as of June 30, 2025.

As of June 30, 2025, AlphaCentric Real Income Fund had the following open forward currency contracts:
						Unrealized
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:	To Sell:
Canadian Dollar	Canadian Dollar	07/15/2025	US Bank	100,000	$ 73,478	$ 116
					$ 73,478	$ 116

To Sell:	To Buy:
Canadian Dollar	United States Dollars	07/15/2025	US Bank	2,328,000	$ 1,710,568	$ (39,238)
Norwegian Krone	United States Dollars	07/15/2025	US Bank	13,015,000	1,291,473	(43,846)
Swedish Krona	United States Dollars	07/15/2025	US Bank	7,680,000	812,689	(26,046)
					$ 3,814,730	$ (109,130)

Total						$ (109,014)